Warrant Liabilities - Fair Value of Convertible Preferred Stock Warrant Liability (Detail)		9 Months Ended	12 Months Ended
	Mar. 05, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Series B Warrant Liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility			90.00%	87.00%
Expected Term			1 month 13 days	1 year 1 month 6 days
Expected dividend yield			0.00%	0.00%
Risk-free rate			0.65%	0.26%
Series C Warrant [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	86.00%	90.00%	90.00%
Expected Term	5 years	3 years 5 months 3 days	4 years 2 months 1 day
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free rate	1.35%	0.93%	1.76%